Mar. 01, 2018

J.P. MORGAN FUNDS

JPMorgan Global Allocation Fund

JPMorgan Income Builder Fund

(Class A Shares)

(each, a series of JPMorgan Trust I)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated August 30, 2018

to the Summary Prospectuses, Prospectus and Statement of Additional Information dated March 1, 2018, as supplemented

Changes to Sales Charges, Breakpoints and Finders’ Fees for Class A Shares purchased on or after September 30, 2018. Effective September 30, 2018 (the “Effective Date”), the Board of Trustees of the Funds has approved changes to the sales charges, breakpoint schedules and finders’ fees for Class A Shares of the Funds as discussed below. If you purchase $250,000 or more of Class A Shares of the JPMorgan Global Allocation Fund and JPMorgan Income Builder Fund on or after the Effective Date, you will no longer be assessed a sales charge. In addition, on the Effective Date, shareholders may qualify for reduced sales charges if they purchase at least $50,000 of the Funds. In connection with these changes, the following changes will be made to the Summary Prospectuses, Prospectus and Statement of Additional Information on the Effective Date.

Fees and Expense Table Changes. On the Effective Date, the second sentence in the Summary Prospectuses and Prospectus for the Funds under “Fees and Expenses of the Fund” will be replaced with the following:

You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan Funds.

In addition, on the Effective Date, the table entitled “Shareholder Fees” for the JPMorgan Global Allocation Fund and JPMorgan Income Builder Fund will be deleted and replaced with the following:

SHAREHOLDER FEES (Fees paid directly from your investment)
	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases, as a % of the Offering Price	4.50%	NONE	NONE

Maximum Deferred Sales Charge (Load), as a % of Original Cost of the Shares for purchases on or after September 30, 2018	NONE	1.00%	NONE
	(under $250,000)
Maximum Deferred Sales Charge (Load), as a % of Original Cost of the Shares for purchases prior to September 30, 2018	NONE	1.00%	NONE
	(under $1 million)

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY

PROSPECTUSES, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE